Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Provisions [abstract]
Provisions

		Restated[1]
	As at 30.06.22	As at 31.12.21
	£m	£m
Customer redress	1,985	530
Legal, competition and regulatory matters	418	226
Redundancy and restructuring	216	326
Undrawn contractually committed facilities and guarantees	526	542
Onerous contracts	—	5
Sundry provisions	281	279
Total	3,426	1,908
12021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.